SCHEDULE OF PROFORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Less: net income attributable to non-controlling interests	$ (250,908)
Net (loss) income to the Company	(13,403,737)	$ 1,364,497
One Eighty Ltd [Member]
Business Acquisition [Line Items]
Revenue	6,761,638
Operating costs and expenses	3,578,472
Income from operations	3,183,166
Other income	30,720
Income tax expense	941,824
Net income	2,272,062
Less: net income attributable to non-controlling interests	444,707
Net (loss) income to the Company	$ 1,827,355